Noncontrolling Interests (Schedule Of Distribution Levels And Distribution Allocations Between The General Partner And The Holders Of The Partnership's Limited Partner Units) (Detail) (USD $)	Dec. 31, 2011
Minimum Quarterly Distribution [Member]
Distribution Made to Member or Limited Partner [Line Items]
Marginal percentage interest in distributions (general partner)	2.00%
Marginal percentage interest in distributions (Unitholders)	98.00%
Minimum Quarterly Distribution [Member] | Maximum [Member]
Distribution Made to Member or Limited Partner [Line Items]
Total Quarterly Distribution Target Amount	0.1500
First Target Distribution [Member]
Distribution Made to Member or Limited Partner [Line Items]
Marginal percentage interest in distributions (general partner)	2.00%
Marginal percentage interest in distributions (Unitholders)	98.00%
First Target Distribution [Member] | Maximum [Member]
Distribution Made to Member or Limited Partner [Line Items]
Total Quarterly Distribution Target Amount	0.1667
Second Target Distribution [Member]
Distribution Made to Member or Limited Partner [Line Items]
Marginal percentage interest in distributions (general partner)	15.00%	[1]
Marginal percentage interest in distributions (Unitholders)	85.00%
Second Target Distribution [Member] | Minimum [Member]
Distribution Made to Member or Limited Partner [Line Items]
Total Quarterly Distribution Target Amount	0.1667
Second Target Distribution [Member] | Maximum [Member]
Distribution Made to Member or Limited Partner [Line Items]
Total Quarterly Distribution Target Amount	0.1917
Third Target Distribution [Member]
Distribution Made to Member or Limited Partner [Line Items]
Marginal percentage interest in distributions (general partner)	37.00%	[1]
Marginal percentage interest in distributions (Unitholders)	63.00%
Third Target Distribution [Member] | Minimum [Member]
Distribution Made to Member or Limited Partner [Line Items]
Total Quarterly Distribution Target Amount	0.1917
Third Target Distribution [Member] | Maximum [Member]
Distribution Made to Member or Limited Partner [Line Items]
Total Quarterly Distribution Target Amount	0.5275
Thereafter [Member]
Distribution Made to Member or Limited Partner [Line Items]
Marginal percentage interest in distributions (general partner)	50.00%	[1]
Marginal percentage interest in distributions (Unitholders)	50.00%
Thereafter [Member] | Minimum [Member]
Distribution Made to Member or Limited Partner [Line Items]
Total Quarterly Distribution Target Amount	0.5275

[1]	Includes Sunoco's 2 percent general partner interest.